     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 2003

                                             1933 ACT REGISTRATION NO. 333-81886
                                             1940 ACT REGISTRATION NO. 811-21029
                                                              CIK NO. 0001164757
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3
            REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                                AMENDMENT NO. 3


             LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT Y
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (EXACT NAME OF DEPOSITOR)

                100 Madison Street Suite 1860 Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

           Robert O. Sheppard, Esquire                            COPY TO:
   Lincoln Life & Annuity Company of New York          Christine S. Frederick, Esquire
               100 Madison Street                    The Lincoln National Life Insurance
                   Suite 1860                                      Company
               Syracuse, NY 13202                             350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.

    It is proposed that this filing will become effective (check appropriate box)


     ----   immediately upon filing pursuant to paragraph (b)
      X     on 7/1/03 pursuant to paragraph (b)
     ----
            60 days after filing pursuant to paragraph (a)(1)
     ----
            on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
     ----
            This Post-Effective Amendment designates a new effective date for a
     ----   previously filed Post-Effective Amendment.

               The prospectus and Statement of Additional Information for Post-Effective Amendment No. 3 are incorporated by reference to Post-Effective Amendment No. 2 to
               Registration Statement on Form N-6 (File
               No. 333-81886) filed on April 25, 2003.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y

                          AMERICAN LEGACY VUL(CV)-III
                           AMERICAN LEGACY VUL(DB)-II
                            AMERICAN LEGACY SVUL-III

                         SUPPLEMENT DATED JULY 1, 2003
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003


Beginning July 1, 2003, Lincoln Financial Advisors Corporation ("LFA"), an affiliate of Lincoln Life, will replace American Funds Distributors, Inc. as the principal underwriter and distributor of the American Legacy life insurance policies. This change will not impact the provisions of your variable life insurance policy with Lincoln Life.


LFA will enter into selling agreements with various broker-dealers for sales of the American Legacy life insurance policies. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). As principal underwriter, LFA does not plan to retain any commission from its sale of the policies.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS


     (1)  Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(8)
     (2)  Commission Schedule for Variable Life Policies.(12)
     (3)  (a)       Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors
                    Corporation and Lincoln Life & Annuity Company of New York.(4)
          (b)       Selling Group Agreement.(4)
     (4)  (a)       Policy Form LN 690 NY(5)
          (b)       Riders. LR 434 NY LNY and LR 435 NY LNY.(3)
          (c)       Accounting Value Rider -- Policy Form LR500 NY(6)
          (d)       Change of Insured Rider -- Policy Form LR496 NY(6)
          (e)       Estate Tax Repeal Rider -- Policy Form LR511 NY(7)
          (f)       Supplemental Term Insurance Rider -- Policy Form LR515 NY(5)
     (5)  (a)       Application B10399 NY(4)
          (b)       Addendum to Application -- American Legacy -- B15b NY(8)
     (6)  (a)       Articles of Incorporation of Lincoln Life & Annuity Company of New York.(1)
          (b)       Bylaws of Lincoln Life & Annuity Company of New York.(1)
     (7)  Form of Reinsurance Contracts(9)
     (8)  Fund Participation Agreement, and amendments thereto, between Lincoln Life & Annuity Company of New
          York and American Funds Insurance Series.(10)
     (9)  Service Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and
          Delaware Service Company, Inc.(2)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert O. Sheppard, Esq.
    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.

Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR


John H. Gotta****                              President, Director and Member of the
                                               Investment Committee
Janet Chrzan**                                 2nd Vice President and Chief Financial
                                               Officer
J. Patrick Barrett                             Director
 Chairman and CEO
 Carpat Investments
 4605 Watergap
 Manlius, NY 13104
Robert D. Bond**                               Director
Jon A. Boscia***                               Director
Bradley R. Skarie**                            Acting Director of Annuities Compliance
Christine S. Frederick****                     Assistant Vice President and Life Compliance
                                               Officer
Rise' C. M. Taylor**                           2nd Vice President
Barbara S. Kowalczyk***                        Director
M. Leanne Lachman                              Director
 Principal
 Lend Lease Real Estate Investments
 787 7th Avenue -- 46th Floor
 New York, NY 10019
Louis G. Marcoccia                             Director
 Senior Vice President
 Syracuse University
 Skytop Office Building
 Skytop Road
 Syracuse, NY 13244-5300
Gary W. Parker****                             2nd Vice President and Director
Ron J. Ponder                                  Director
 WellPoint Health Networks, Inc.
 1 Wellpoint Way
 T2-2G4
 Thousand Oaks, CA 91362
Jill S. Ruckelshaus                            Director
 1015 Evergreen Point Road
 Medina, WA 98039
Robert O. Sheppard*                            2nd Vice President and General Counsel
Eldon J. Summers**                             Treasurer
Richard C. Vaughan***                          Director
C. Suzanne Womack***                           Secretary


------------------------


*     Principal business address is 100 Madison Street, 17th Floor, Syracuse,
      NY 13202
**    Principal business address is 1300 S. Clinton Street, Fort Wayne, IN
      46801
*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
****  Principal business address is 350 Church Street, Hartford, CT 06103

Item 29.

                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                          THE DEPOSITOR OR THE REGISTRANT

      Organizational Chart of the Lincoln National Corporation Insurance
      Company Holding Company System.(11)

Item 30.

                                  INDEMNIFICATION

(a)   Brief description of indemnification provisions.

      In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln
      Life. Certain additional conditions apply to indemnification in criminal proceedings.

      In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

      Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No.
      6(b) hereto) for the full text of the indemnification provisions.
      Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)   Undertaking pursuant to Rule 484 of Regulation C under the Securities
      Act of 1933.

      Insofar as indemnification for liabilities arising under the Securities
      Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
      Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                               PRINCIPAL UNDERWRITERS

      Lincoln Financial Advisors, Inc. is the Principal Underwriter for
(a)   Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life &
      Annuity Flexible Premium Variable Life Account M; Lincoln Life & Annuity
      Variable Annuity Account N; LLANY Separate Account R for Flexible
      Premium Variable Life Insurance; and LLANY Separate Account S for
      Flexible Premium Variable Life Insurance.

(b)   See Item 28.

(c)   N/A

Item 32.

                          LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life
      Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802.
      The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania
      19103.

Item 33.

                                MANAGEMENT SERVICES

      Not Applicable.

Item 34.

                                 FEE REPRESENTATION

      Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.


------------------------

(1)  Incorporated by reference to Registration Statement on Form N-4 (File
     No. 333-38007) (811-08441) filed on October 16, 1997.
(2)  Incorporated by reference to Registration Statement on Form N-4 (File
     No. 333-43373) filed on April 4, 2002.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) (811-08559) filed on July 2, 1998.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) (811-09763) filed on April 27, 2000.


(5) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84688) (811-08559) filed on March 21, 2002.


(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) (811-08559) filed on April 20, 2001.


(7) Incorporated by reference to Post-Effective Amendment No. 2 (File No. 333-52194) (811-08559) filed on November 13, 2001.


(8) Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-81886) filed on May 10, 2002.


(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-84684) filed on April 23, 2003.


(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-90438) filed on April 25, 2003.


(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.


(12) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-81884) filed on June 24, 2003.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account Y, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-81886) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 24th day of June, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                                VARIABLE LIFE ACCOUNT Y
                                (REGISTRANT)

                                By               /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                       SENIOR VICE PRESIDENT AND DIRECTOR OF
                                     LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                                LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                (DEPOSITOR)

                                By               /s/ GARY W. PARKER
                                     ------------------------------------------
                                                   Gary W. Parker
                                         SENIOR VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below on June 24, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                  SIGNATURE                                TITLE
                  ---------                                -----
             /s/ JOHN H. GOTTA*                President, Director and Member
---------------------------------------------  of the Investment Committee
                John H. Gotta                  (Principal Executive Officer)

              /s/ JANET CHRZAN*                Second Vice President and
---------------------------------------------  Chief Financial Officer
                Janet Chrzan                   (Principal Financial Officer
                                               and Principal Accounting
                                               Officer)

             /s/ GARY W. PARKER*               Second Vice President and
---------------------------------------------  Director
               Gary W. Parker

           /s/ J. PATRICK BARRETT*             Director
---------------------------------------------
             J. Patrick Barrett

             /s/ ROBERT D. BOND*               Director
---------------------------------------------
               Robert D. Bond

             /s/ JON A. BOSCIA*                Director
---------------------------------------------
                Jon A. Boscia

        /s/ BARBARA STEURY KOWALCZYK*          Director and Chairperson of
---------------------------------------------  the Investment Committee
          Barbara Steury Kowalczyk

       /s/ MARGUERITE LEANNE LACHMAN*          Director
---------------------------------------------
          Marguerite Leanne Lachman

           /s/ LOUIS G. MARCOCCIA*             Director
---------------------------------------------
             Louis G. Marcoccia

             /s/ RON J. PONDER*                Director
---------------------------------------------
                Ron J. Ponder

          /s/ JILL S. RUCKELSHAUS*             Director
---------------------------------------------
             Jill s. Ruckelshaus

           /s/ RICHARD C. VAUGHAN*             Director
---------------------------------------------
             Richard C. Vaughan

* By            /s/ GARY W. PARKER
      ---------------------------------------
      Gary W. Parker, pursuant to a Power of Attorney filed with this
      Post-Effective Amendment No. 3 to the Registration Statement

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



    WITNESS our hands and common seal on this 9th day of August, 2001.



                SIGNATURE                                 TITLE
                ---------                                 -----
                                           President and Director (Principal
-----------------------------------------  Executive Officer)
            Lorry J. Stensrud

            /s/ JANET CHRZAN               Second Vice President and Chief
-----------------------------------------  Financial Officer (Principal
              Janet Chrzan                 Financial Officer and Principal
                                           Accounting Officer)

           /s/ GARY W. PARKER              Second Vice President and Director
-----------------------------------------
             Gary W. Parker

         /s/ J. PATRICK BARRETT            Director
-----------------------------------------
           J. Patrick Barrett

           /s/ ROBERT D. BOND              Director
-----------------------------------------
             Robert D. Bond

            /s/ JON A. BOSCIA              Director
-----------------------------------------
              Jon A. Boscia

      /s/ BARBARA STEURY KOWALCZYK         Director
-----------------------------------------
        Barbara Steury Kowalczyk

      /s/ MARGUERITE LEANNE LACHMAN        Director
-----------------------------------------
        Marguerite Leanne Lachman

         /s/ LOUIS G. MARCOCCIA            Director
-----------------------------------------
           Louis G. Marcoccia

                                           Director
-----------------------------------------
            John M. Pietruski

            /s/ RON J. PONDER              Director
-----------------------------------------
              Ron J. Ponder

         /s/ RICHARD C. VAUGHAN            Director
-----------------------------------------
           Richard C. Vaughan

FOR JANET CHRZAN
----------------
STATE OF INDIANA                             )
                                             )
COUNTY OF ALLEN                              )
                                                     Subscribed and sworn to before me this
                                                     9th day of August, 2001

                                                     /s/ TINA M. DRZEWIECKI
                                                     ----------------------------------------
                                                     Notary Public
                                                     Commission Expires 12/20/08

FOR ROBERT D. BOND
------------------
STATE OF INDIANA                             )
                                             )
COUNTY OF ALLEN                              )
                                                     Subscribed and sworn to before me this
                                                     9th day of August, 2001

                                                     /s/ BRENDA S. HENLINE
                                                     ----------------------------------------
                                                     Notary Public
                                                     Commission Expires 2/16/07

FOR RON J. PONDER
-----------------
STATE OF NEW JERSEY                          )
                                             )
COUNTY OF MORRIS                             )
                                                     Subscribed and sworn to before me this
                                                     9th day of August, 2001

                                                     /s/ BARBARA WELSH
                                                     ----------------------------------------
                                                     Notary Public
                                                     Commission Expires 3/5/02

                               POWER OF ATTORNEY



    The undersigned, in his/her position as director and/or officer of Lincoln Life & Annuity Company of New York, hereby constitutes and appoints Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6 or Form N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



Dated: June 23, 2003



                  SIGNATURE                                        TITLE
                  ---------                                        -----
              /s/ JOHN H. GOTTA                    President, Director and Member of the
--------------------------------------------     Investment Committee (Principal Executive
                John H. Gotta                                    Officer)



                               POWER OF ATTORNEY



    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, From N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.



    WITNESS our hands and common seal on this 22nd day of May, 2003.



                  SIGNATURE                                        TITLE
                  ---------                                        -----
           /s/ JILL S. RUCKELSHAUS                               Director
--------------------------------------------
             Jill S. Ruckelshaus



STATE OF WASHINGTON                          )
                                             )  SS:
COUNTY OF KING                               )
                                                     Subscribed and sworn to before me this
                                                     22nd day of May, 2003

                                                     /s/ DIANE L. HODGSON
                                                     ----------------------------------------
                                                     Notary Public
                                                     Commission Expires 12/11/05